Accounts Payable, Accruals and Other Payables (Details) - Schedule of accounts payable, accruals and other payables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts payable, accruals and other payables [Abstract]
Accounts payable	$ 3,727,768	$ 25,989,961
Accrued interest on borrowings	4,250,000	3,387,446
Capital accruals	4,453,830	31,469,596
Advances from customer	1,015,313
Accrued expenses	382,986	268,118
Accounts payable, accruals and other payables	$ 13,829,897	$ 61,115,121